Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,317,180
Previously Paid Amount	0.00
Total Fee Amount	8,606.00
Total Offset Amount	0.00
Net Fee	8,606.00
Narrative - Max Aggregate Offering Price	$ 62,317,180
Final Prospectus	true